Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Amount due from a related party

	As of December 31,
	2024	2025
	RMB	RMB
Related Party A (ii)	—	21,751

Total	—	21,751

(ii)
As of December 31, 2025, the Group had amounts due from Related Party A of
RMB21,751,
which primarily represented loan principal and accrued interest receivable arising from financing arrangements entered into with Related Party A. The loans are unsecured, bear interest at a rate of 2.59%
per annum, and are repayable within one year from the loan origination.

(2)	Interest income from a related party

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party A (iii)	—	—	291

Total	—	—	291

(iii)	During the year ended December 31, 2025, the Group recorded interest income of RMB291 from Related Party A.

(3)	Purchases from related parties

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party B (iv)	179,000	2,910	—
Others	55	—	—

Total	179,055	2,910	—

(iv)
The purchases from Related Party B represented the Revenue Sharing for value-added services. The amount of RMB2,910 for the year ended December 31, 2024 represented the Revenue Sharing incurred from January 1, 2024 to January 15, 2024, the date that the company was disposed.